Fair Value Measurements - Schedule of Changes in Level 3 Liabilities Measured at Fair Value (Details) - USD ($)			3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Apr. 20, 2015	Jan. 19, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Beginning balance				$ 22,282
Fair value of derivative liability on date of issuance	$ 2,843,811	$ 952,600						$ 227,239
Change in fair value of warrant liability			$ (286,087)			$ (610,039)	$ (204,957)	(204,957)
Reclassification of derivative liability warrant								$ (22,282)
Ending balance			$ 3,186,372			$ 3,186,372